Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 351,867	2,214,618	1,285,137
Time deposits	1,541,934	9,704,777	8,193,972
Restricted cash	50,634	318,684	140,599
Accounts receivable, net	36,551	230,047	256,335
Prepayments and other current assets	143,070	900,464	678,793
Held-to-maturity investments	157,868	993,606
Deferred tax assets	17,793	111,990	72,059
Total current assets	2,299,717	14,474,186	10,626,895
Non-current assets:
Property, equipment and software, net	134,808	848,469	755,778
Land use right, net	1,873	11,788	12,046
License rights	7,779	48,962	144,637
Deferred tax assets	411	2,586	1,530
Other long-term assets	9,365	58,940	45,776
Total non-current assets	154,236	970,745	959,767
Total assets	2,453,953	15,444,931	11,586,662
Current liabilities:
Accounts payable	21,325	134,217	130,558
Salary and welfare payables	38,831	244,398	181,973
Taxes payable	62,246	391,769	289,332
Deferred revenue	161,120	1,014,073	773,952
Accrued liabilities and other payables	79,143	498,120	452,412
Total current liabilities	362,665	2,282,577	1,828,227
Long-term payable:
Other long-term payable	10,151	63,890	33,342
Deferred tax liabilities			1,455
Total long-term payable	10,151	63,890	34,797
Total liabilities	372,816	2,346,467	1,863,024
Commitments and contingencies (See Note 20)
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized,3,252,364 shares issued and outstanding as of December 31, 2010 and 3,273,937 shares issued and outstanding as of December 31, 2011	427	2,687	2,673
Additional paid-in capital	159,255	1,002,336	850,724
Statutory reserves	75,087	472,586	321,968
Retained earnings	1,850,854	11,649,092	8,565,446
NetEase, Inc's shareholders' equity	2,085,623	13,126,701	9,740,811
Noncontrolling interests	(4,486)	(28,237)	(17,173)
Total shareholders' equity	2,081,137	13,098,464	9,723,638
Total liabilities and shareholders' equity	$ 2,453,953	15,444,931	11,586,662